Transfers of Financial Assets - Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets Not Qualifying for Derecognition (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of other financial assets not qualifying for derecognition [abstract]
Other assets related to repurchase agreements collateralized by precious metals	$ 2.0	$ 2.1